Financial instruments (Details 11) - Braskem Idesa [Member] R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (775)
Exchange variation recorded in the period / IR	1,071
Exchange variation transferred to profit or loss / IR	426
Ending balance	722
Exchange Variation [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,108)
Exchange variation recorded in the period / IR	1,530
Exchange variation transferred to profit or loss / IR	608
Ending balance	1,030
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	333
Exchange variation recorded in the period / IR	(459)
Exchange variation transferred to profit or loss / IR	(182)
Ending balance	R$ (308)